Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	3
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 18, 2014
Closing Date:		May 14, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:		$1,335,346,691.89

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%		May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%		February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%		December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%		November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%		November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%		November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%		December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$157,367,825.10	0.6075978	$117,401,159.86	0.4532863	$39,966,665.24
Class A-2 Notes	$406,000,000.00	1.0000000	$406,000,000.00	1.0000000	$-
Class A-3 Notes	$470,000,000.00	1.0000000	$470,000,000.00	1.0000000	$-
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$1,223,697,825.10	0.9233156	$1,183,731,159.86	0.8931596	$39,966,665.24

Weighted Avg. Coupon (WAC)	3.38%		3.37%
Weighted Avg. Remaining Maturity (WARM)	57.03		56.08
Pool Receivables Balance	$1,267,229,202.24		$1,228,130,040.43
Remaining Number of Receivables	69,679		68,706

Adjusted Pool Balance	$1,240,164,804.15		$1,202,025,056.29

III. COLLECTIONS

Principal:
Principal Collections	$38,088,324.32
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$200,266.54
Total Principal Collections	$38,288,590.86

Interest:
Interest Collections	$3,541,501.89
Late Fees & Other Charges	$51,356.20
Interest on Repurchase Principal	$-
Total Interest Collections	$3,592,858.09

Collection Account Interest	$727.09
Reserve Account Interest	$66.51
Servicer Advances	$-

Total Collections	$41,882,242.55

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	3
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$41,882,242.55
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$41,882,242.55

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,056,024.34	$-	$1,056,024.34	$1,056,024.34
Collection Account Interest					$727.09
Late Fees & Other Charges					$51,356.20
Total due to Servicer					$1,108,107.63

2. Class A Noteholders Interest:
Class A-1 Notes		$24,392.01		$24,392.01
Class A-2 Notes		$148,866.67		$148,866.67
Class A-3 Notes		$352,500.00		$352,500.00
Class A-4 Notes		$122,713.00		$122,713.00

Total Class A interest:		$648,471.68		$648,471.68	$648,471.68

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

Available Funds Remaining:					$39,966,665.24

9. Regular Principal Distribution Amount:					$39,966,665.24

		Distributable Amount		Paid Amount
Class A-1 Notes				$39,966,665.24
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$41,702,969.19		$39,966,665.24
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$41,702,969.19		$39,966,665.24

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$27,064,398.09
Beginning Period Amount	$27,064,398.09
Current Period Amortization	$959,413.94
Ending Period Required Amount	$26,104,984.14
Ending Period Amount	$26,104,984.14
Next Distribution Date Required Amount	$25,162,686.30

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	3
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$16,466,979.05	$18,293,896.43	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool		1.23%	1.37%	1.50%
Overcollateralization as a % of Current Adjusted Pool		1.33%	1.52%	1.67%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.09%	68,082	98.93%	$1,214,957,388.69
30 - 60 Days	0.70%	482	0.84%	$10,280,775.10
61 - 90 Days	0.16%	112	0.19%	$2,348,772.34
91 + Days	0.04%	30	0.04%	$543,104.30
		68,706		$1,228,130,040.43
Total
Delinquent Receivables 61 + days past due	0.21%	142	0.24%	$2,891,876.64
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.15%	108	0.19%	$2,355,912.12
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.06%	41	0.07%	$937,246.01
Three-Month Average Delinquency Ratio	0.14%		0.16%

Repossession in Current Period		58		$1,330,437.26
Repossession Inventory		98		$1,028,393.25

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,010,837.49
Recoveries				$(200,266.54)
Net Charge-offs for Current Period				$810,570.95

Beginning Pool Balance for Current Period				$1,267,229,202.24

Net Loss Ratio				0.77%
Net Loss Ratio for 1st Preceding Collection Period				0.32%
Net Loss Ratio for 2nd Preceding Collection Period				0.09%
Three-Month Average Net Loss Ratio for Current Period				0.39%

Cumulative Net Losses for All Periods				$1,263,737.15
Cumulative Net Losses as a % of Initial Pool Balance				0.09%

Principal Balance of Extensions				$4,724,461.00
Number of Extensions				213

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